Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.36%
Annual Return 2017	0.89%
Annual Return 2018	1.75%
Annual Return 2019	2.01%
Annual Return 2020	0.36%
Annual Return 2021	0.01%
Annual Return 2022	1.49%
Annual Return 2023	4.87%